Deferred Tax Liabilities	6 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities [Abstract]
DEFERRED TAX LIABILITIES

13. DEFERRED TAX LIABILITIES

	December 31, 2025	June 30, 2025
	RM	RM

As of July 1	6,466,803	7,237,031
Recognized in profit or loss	382,375	(770,228)
As of December 31/ June 30	6,849,178	6,466,803

The deferred tax liabilities recognized in profit or loss for six months ended December 31, 2025 is RM 382,375 (December 31, 2024: RM 950,839).

Components of deferred tax assets and liabilities at the end of each reporting period/year comprise the tax effects of:

	December 31, 2025	June 30, 2025
	RM	RM

Excess of net carrying amount over tax written down value of plant and equipment	9,588,499	7,447,199
Unabsorbed capital allowances	(5,998,190)	(4,621,659)
Unabsorbed tax losses	(883,509)	(883,509)
Intangible asset	4,142,378	4,524,772
	6,849,178	6,466,803